ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE	10. ACCOUNTS RECEIVABLE

	2021	2020
Trade	$614.2	$459.6
Other	130.7	103.8
	$744.9	$563.4